Equity affiliates, other investments and related parties - Related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance sheet
Receivables: Debtors and other debtors	$ 496	$ 492	$ 492
Receivables: Loans (excl. loans to equity affiliates)	57	63	65
Payables: Creditors and other creditors	888	1,161	897
Payables: Debts	2	2	6
Statement of income
Sales	4,192	3,407	2,270
Purchases	(9,253)	(7,354)	(4,882)
Financial income	2	6	$ 6
Financial expense	$ (5)	$ (9)